Document and Entity Information	Mar. 06, 2020
Cover [Abstract]
Entity Registrant Name	EAGLE MATERIALS INC
Entity Incorporation State Country Code	DE
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0000918646
Document Type	8-K
Document Period End Date	Mar. 06, 2020
Entity File Number	1-12984
Entity Tax Identification Number	75-2520779
Entity Address, Address Line One	5960 BERKSHIRE LANE
Entity Address, Address Line Two	SUITE 900
Entity Address, City or Town	DALLAS
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	432-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	EXP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false